Inventories	3 Months Ended
Mar. 31, 2012
Inventories [Abstract]
Inventories

Note 5. Inventories

	March 31, 2012	December 31, 2011
	(Millions)
Natural gas in underground storage	$20	$34
Material, supplies and other	41	39

	$61	$73

Due to lower natural gas prices, we recognized a lower of cost or market adjustment to natural gas in underground storage of approximately $11 million at March 31, 2012. This adjustment is reflected in gas management expense on the consolidated statement of operations for the three months ended March 31, 2012.